Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Preferred Stock Summary	The following table summarizes the Parent’s preferred stock issued and outstanding at Dec. 31, 2022 and Dec. 31, 2021.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
	Per annum dividend rate
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series F	4.625% to but excluding Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Series G	4.700% to but excluding Sept. 20, 2025, then a floating rate equal to the five-year treasury rate plus 4.358%	10,000	10,000	990	990
Series H	3.700% to but excluding March 20, 2026, then a floating rate equal to the five-year treasury rate plus 3.352%	5,825	5,825	577	577
Series I	3.750% to but excluding Dec. 20, 2026, then a floating rate equal to the five-year treasury rate plus 2.630%	13,000	13,000	1,287	1,287
Total		48,826	48,826	$4,838	$4,838
(a)    All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)    The carrying value of the Series D, Series F, Series G, Series H and Series I preferred stock is recorded net of issuance costs.

Summary of Preferred Dividends Paid
The table below presents the Parent’s preferred dividends.

Preferred dividends
(dollars in millions, except per share amounts)	Depositary shares per share		2022		2021			2020
			Per share	Total dividend	Per share	Total dividend		Per share	Total dividend
Series A	100	(a)	$4,088.49	$20	$4,044.44	$20		$4,055.55	$20
Series C	4,000		N/A	N/A	N/A	N/A		5,200.00	46	(b)
Series D	100		4,500.00	23	4,500.00	23		4,500.00	22
Series E	100		N/A	N/A	3,630.34	47	(c)	4,359.63	44
Series F	100		4,625.00	46	4,625.00	46		4,625.00	46
Series G	100		4,700.00	47	4,700.00	47		1,579.72	16
Series H	100		3,700.00	22	4,183.06	24		N/A	N/A
Series I	100		4,083.33	53	N/A	N/A		N/A	N/A
Total				$211		$207			$194
(a)    Represents Normal Preferred Capital Securities.
(b)    Includes deferred fees of approximately $15 million related to the redemption of the Series C preferred stock.
(c)    Includes deferred fees of approximately $10 million related to the redemption of the Series E preferred stock.
N/A – Not applicable.

Schedule of Regulatory Capital Ratios
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2022	2021
Consolidated regulatory capital ratios:
Common Equity Tier 1 (“CET1”) ratio	11.2%	11.2%
Tier 1 capital ratio	14.1	14.0
Total capital ratio	14.9	14.9
Tier 1 leverage ratio	5.8	5.5
Supplementary leverage ratio (“SLR”) (b)	6.8	6.6

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	15.6%	16.5%
Tier 1 capital ratio	15.6	16.5
Total capital ratio	15.7	16.5
Tier 1 leverage ratio	6.2	6.0
SLR (b)	7.7	7.6
(a)    For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.
(b)    The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.

Summary of Capital Components and Risk-Weighted Assets Determined Under the Standardized and Advanced Approaches	The following table presents our capital components and risk-weighted assets determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Capital components and risk-weighted assets	Dec. 31,
(in millions)	2022	2021
CET1:
Common shareholders’ equity	$35,896	$38,196
Adjustments for:
Goodwill and intangible assets (a)	(17,210)	(18,649)
Net pension fund assets	(317)	(400)
Embedded goodwill	(279)	(300)
Deferred tax assets	(56)	(55)
Other	(2)	(46)
Total CET1	18,032	18,746
Other Tier 1 capital:
Preferred stock	4,838	4,838
Other	(14)	(99)
Total Tier 1 capital	$22,856	$23,485

Tier 2 capital:
Subordinated debt	$1,248	$1,248
Allowance for credit losses	291	250
Other	(11)	(11)
Total Tier 2 capital – Standardized Approach	1,528	1,487
Excess of expected credit losses	50	—
Less: Allowance for credit losses	291	250
Total Tier 2 capital – Advanced Approaches	$1,287	$1,237

Total capital:
Standardized Approach	$24,384	$24,972
Advanced Approaches	$24,143	$24,722

Risk-weighted assets:
Standardized Approach	$159,096	$167,608
Advanced Approaches:
Credit Risk	$90,243	$98,310
Market Risk	2,979	3,069
Operational Risk	68,450	63,688
Total Advanced Approaches	$161,672	$165,067

Average assets for Tier 1 leverage ratio	$396,643	$430,102
Total leverage exposure for SLR	$336,049	$354,033
(a)    Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

Schedule of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2022
(in millions)	Consolidated	(a)	The Bank of New York Mellon
CET1	$4,290		$11,175	(a)
Tier 1 capital	6,689		9,236	(a)
Total capital	4,742		6,751	(a)
Tier 1 leverage ratio	6,990		4,033	(b)
SLR	6,054		4,442	(b)
(a)    Based on minimum required standards, with applicable buffers.
(b) Based on well capitalized standards